CASH ,CASH EQUIVALENTS AND RESTRICTED CASH	12 Months Ended
Dec. 31, 2018
CASH ,CASH EQUIVALENTS AND RESTRICTED CASH
CASH, CASH EQUIVALENTS AND RESTRICTED CASH

4.      CASH, CASH EQUIVALENTS AND RESTRICTED CASH

Cash, cash equivalents and restricted cash consist of the following:

	December 31,
	2017	2018
	RMB’000	RMB’000	US$’000
Cash and cash equivalents on the consolidated balance sheets	106,708	41,127	5,982

	December 31,
	2017	2018
	RMB’000	RMB’000	US$’000
Restricted cash	—	5,461	794

As of December 31, 2018, restricted cash represent the cash frozen by court order for the ongoing legal proceedings.